Acquisitions, Goodwill and Intangible Assets - Changes in the Group's Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 13,420,000	$ 10,266,000
Acquisition		2,318,000
Impairment	(10,554,000)
Currency translation adjustment	(672,000)	836,000
Balance at the end of the year	29,346,000	13,420,000	$ 10,266,000
Impairment of goodwill	10,600,000	0	0
Advertising & Marketing
Changes in the Group's goodwill by segment
Currency translation adjustment	3,000
Balance at the end of the year	27,155,000
Value-added services
Changes in the Group's goodwill by segment
Balance at the beginning of the year	13,420,000	10,266,000
Acquisition		2,318,000
Impairment	(10,554,000)
Currency translation adjustment	(675,000)	836,000
Balance at the end of the year	2,191,000	$ 13,420,000	$ 10,266,000
Yizhibo
Changes in the Group's goodwill by segment
Acquisition	27,152,000
Yizhibo | Advertising & Marketing
Changes in the Group's goodwill by segment
Acquisition	$ 27,152,000